Lease	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Lease [Abstract]
Lease

Note 9 — Lease

The Company has entered into a lease arrangement for its office facility.

The components of lease expense were as follows:

	For the six months ended September 30
	2023	2024
	HKD	HKD	US$
	(Unaudited)	(Unaudited)
Operating lease cost	$152,412	$140,688	$18,108

Total lease cost	$152,412	$140,688	$18,108

Supplemental balance sheet information related to leases was as follows:

	March 31	September 30
	2024	2024
	HKD	HKD	US$
		(Unaudited)
Operating lease:
Operating lease right-of-use assets	$508,848	$381,569	$49,112

Current operating lease obligation	271,286	263,445	33,908
Noncurrent operating lease obligation	237,562	118,124	15,204
Total operating lease obligation	$508,848	$381,569	$49,112

Weighted average remaining lease term (in years):
Operating lease	1.92	1.42

Weighted average discount rate:
Operating lease	5.9%	5.9%

Supplemental cash flow and other information related to the leases was as follows:

	For the six months ended September 30
	2023	2024
	HKD	HKD	US$
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	152,412	140,688	18,108

Right of use assets obtained in exchange for lease obligation:
Operating lease	-	-	-

Non-cancellable Operating Lease

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of September 30, 2024 was as follows:

Years ending March 31	Amount (HKD)	Amount (US$)
	(Unaudited)
Remainder of 2025	$140,688	$18,108
2026	257,928	33,198
Total future lease payments	398,616	51,306
Amount representing interest	(17,047)	(2,194)
Present value of future payments	$381,569	$49,112

Total operating lease expense for the Company’s office facility for the six months ended September 30, 2023 and 2024 was HKD 152,412 and HKD 140,688 (US$18,108), respectively.

Note 11 — Lease

The Company has entered into a lease arrangement for its office facility.

The components of lease expense were as follows:

	For the years ended March 31,
	2023	2024
	HKD	HKD	US$
Operating lease cost	$304,824	$302,870	$38,701

Total lease cost	$304,824	$302,870	$38,701

Supplemental balance sheet information related to leases was as follows:

	March 31,
	2023	2024
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$272,561	$508,848	$65,021

Current operating lease obligation	272,561	271,286	34,665
Noncurrent operating lease obligation	-	237,562	30,356
Total operating lease obligation	$272,561	$508,848	$65,021

Weighted average remaining lease term (in years):
Operating lease	0.92	1.92

Weighted average discount rate:
Operating lease	5.0%	5.9%

Supplemental cash flow and other information related to the leases was as follows:

	For the years ended March 31,
	2023	2024
	HKD	HKD	US$
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	$304,824	$302,870	$38,701

Right of use assets obtained in exchange for lease obligation:
Operating lease	$-	$529,700	$67,686

Non-cancellable Operating Lease

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of March 31, 2024 was as follows:

Years ending March 31,	Amount (HKD)	Amount (US$)
2025	$281,376	$35,954
2026	257,928	32,958
Total future lease payments	539,304	68,912
Amount representing interest	(30,456)	(3,891)
Present value of future payments	$508,848	$65,021

Total operating lease expense for the Company’s office facility for the years ended March 31, 2023 and 2024 amounted to HKD 304,824 and HKD 302,870 (US$38,701), respectively.